Balance Sheets (Parenthetical) (USD $)	Feb. 28, 2013	May 31, 2012	May 31, 2011
Balance Sheets [Abstract]
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, shares authorized	480,000,000	480,000,000	480,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	9,650,000	9,350,000	9,000,000
Common Stock, shares outstanding	9,650,000	9,350,000	9,000,000